KIRKPATRICK & LOCKHART LLP
75 State Street
Boston, MA   02109
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175


August 12, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   EATON VANCE ENHANCED EQUITY INCOME FUND
            REGISTRATION STATEMENT ON FORM N-2 (333-___; 811- 21614)

Ladies and Gentlemen:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Enhanced Equity Income Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

      The Fund is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $126.70 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

      The Fund's primary investment objective is to provide current income with a secondary objective of total return. The Fund will pursue its investment objectives by investing primarily in a portfolio consisting of large and mid-capitalization common stocks, seeking companies with above-average growth and financial strength. The Fund will, when appropriate opportunities arise, sell covered call options on its portfolio securities to seek to earn income from option premiums. There can be no assurance that the Fund will achieve its investment objectives.

      The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus within the next month. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional


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Securities and Exchange Commission
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shares  promptly after the resolution of any comments,  along with a request for acceleration of effectiveness of the Registration Statement.

      Questions should be directed to the undersigned at (617) 261-3246.



                                   Sincerely,


                                    /S/ CLAIR E. PAGNANO
                                    --------------------
                                    Clair E. Pagnano